Average Annual Total Returns - Class A - Thrivent Limited Maturity Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.97%	2.77%	2.04%	3.16%	1.92%	1.31%	2.34%	1.74%	1.26%	3.33%	2.21%	1.60%